CONVERTIBLE NOTES PAYABLE (Details Narrative) - Convertible Promissory Notes Series O [Member] - USD ($)	1 Months Ended
	May. 31, 2015	Jun. 30, 2015
Convertible notes payable	$ 510,000
Annual debt interest rate	10.00%
Annual debt default rate	18.00%
Description on maturity of debt	Mature upon the earlier of (i) one year from the date of the issuance of the notes, or (ii) closing of an equity financing of Four Million Dollars or more (Qualifying Equity Financing”).
Description of conversion price of debt

Conversion price equal to the lesser of (i) a twenty percent (20.0%) discount to the price per share of common stock of the Qualifying Equity Financing, or (ii) a twenty percent (20.0%) discount to the closing bid price of the Company’s common stock on the Closing Date. Alternatively, the outstanding principal and accrued interest may be voluntarily converted, at the sole discretion of the Lender, at any time prior to the close of the Qualifying Equity Offering, in whole or in part, at a conversion price per share equal to a twenty percent (20.0%) discount to the closing bid price of the Company’s common stock.

Unamortized discount on notes		$ 472,000
Warrant [Member]
Percentage of common stock issued	50.00%
Description of exercise price

Exercise price equal to the lesser of (i) a twenty percent (20.0%) discount to the price per share of common stock of a Qualifying Equity Financing, or (ii) a twenty percent (20.0%) discount to the closing bid price of the Company’s common stock on the Closing Date.

Maturity period	5 years
Exercise price (in dollars per share)	$ 1.60